FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of change in foreign exchange risks of income (loss)
		Sensitivity test for changes in exchange rate
Foreign currency	Years	Income (loss) from change
		10% increase in exchange rate	10% decrease in exchange rate
		USD in thousands
NIS	2022	(2,168)	2,168
	2021	1,408	(1,408)
	2020	(2,777)	2,777
EUR	2022	1,288	(1,288)
	2021	788	(788)
	2020	126	(126)
GPB	2022	713	(713)
	2021	824	(824)
	2020	167	(167)
AUD	2022	201	(201)
	2021	184	(184)
	2020	89	(89)

Disclosure of financial Instruments trade receivables

December 31, 2022	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	17,361	1,439	1,818	9,226	29,844
Less – provision of allowance for credit loss	-	-	-	(2,432)	(2,432)
Trade receivable	17,361	1,439	1,818	6,794	27,412

December 31, 2021	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	10,590	3,259	1,025	6,013	20,887
Less – provision of allowance for credit loss	-	-	-	(1,549)	(1,549)
Trade receivable	10,590	3,259	1,025	4,464	19,338

Disclosure of contractual maturities of financial liabilities

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2022:
Short-term loans	7,874	-	-	-	7,874
Long-term bank loans	1,136	1,515	-	-	2,651
Long-term loans from others	3,917	3,699	-	-	7,616
Liability in respect of purchase of servers	193	177	-	-	370
Lease liabilities	2,402	2,392	3,400	483	8,677
Payables in respect of processing activity	63,336	-	-	-	63,336
Trade payables	14,574	-	-	-	14,574
Other payables	17,229	-	-	-	17,229
Total	110,661	7,783	3,400	483	122,327

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2021:
Long-term bank loans	2,547	1,286	1,714	-	5,547
Long-term loans from others	3,069	231	-	-	3,300
Liability in respect of purchase of servers	322	218	193	-	733
Lease liabilities	1,924	1,525	4,024	293	7,766
Payables in respect of processing activity	42,826	-	-	-	42,826
Trade payables	9,136	-	-	-	9,136
Other payables	10,718	-	-	-	10,718
Total	70,542	3,260	5,931	293	80,026

Disclosure of changes in financial liabilities
	Short-term credit	Long-term bank loans	Loans from others	Lease liabilities	Other liabilities	Total
	US Dollars in thousands
Balance at January 1 2022	-	5,166	3,220	6,895	721	16,002

Changes in 2022:
Liabilities added in respect of new leases	-	-	-	2,014	-	2,014
Other liabilities added in respect of long-term loans and short-term credit from banks	5,874	-	6,908	-	-	12,782
Liabilities added in respect of acquisitions	2,000	-	-	1,696	-	3,696
Cash flows paid	-	(2,282)	(2,577)	(2,146)	(288)	(7,293)
Amounts recognized in profit or loss and other changes	(190)	(388)	(184)	(309)	(71)	(1,142)
Balance at December 31 2022:	7,684	2,496	7,367	8,150	362	26,059

Balance at January 1 2021	11,589	7,329	5,703	6,474	994	32,089

Changes in 2021:
Liabilities added in respect of new leases	-	-	-	1,428	-	1,428
Cash flows paid	(11,393)	(1,971)	(2,175)	(1,406)	(295)	(17,240)
Amounts recognized in profit or loss and other changes	(196)	(192)	(308)	399	22	(275)
Balance at December 31 2021:	-	5,166	3,220	6,895	721	16,002

Balance at January 1 2020	8,030	3,253	2,328	5,905	632	20,148

Changes in 2020:
Liabilities added in respect of new leases	-	-	-	1,235	-	1,235
Other liabilities added in respect of suppliers of property, plant and equipment	-	-	-	-	575	575
Cash flows received	2,976	4,734	3,804	-	-	11,514
Cash flows paid	-	(1,003)	(920)	(1,498)	(280)	(3,370)
Amounts recognized in profit or loss	583	345	491	832	67	1,987
Balance at December 31 2020:	11,589	7,329	5,703	6,474	994	32,089